Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Intangible Assets [Abstract]
Impairment charges		$ 2.2	$ 2.2
Amortization of intangible assets	$ 25.2	$ 32.4	$ 35.0